Life Insurance Premiums and Related Investment Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Life insurance premiums	$ 1,421	¥ 116,836	¥ 107,860	¥ 104,133
Life insurance related investment income	140	11,471	10,455	11,305
Gains on life insurance premium and related investment income	$ 1,561	¥ 128,307	¥ 118,315	¥ 115,438